Acquisition of IPA Europe and Immulease - Summary of Allocated Purchase Price (Parenthetical) (Details)	Apr. 05, 2018 shares
IPA Europe and Immulease | Common Shares
Disclosure Of Business Combinations [Line Items]
Number of common shares issued	1,320,080